Leases (Narrative) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 lease	Dec. 31, 2020 USD ($) lease
Lease and Concession Agreements
Remaining economic life of underlying asset		75.00%
Economic life of underlying asset		25.00%
Fair value of underlying asset		90.00%
Off airport leases rejected	278	359
Airport leases rejected	26	66
Rent Abatement And Payment Deferrals | Restructuring Plan Impact of C O V I D19
Lease and Concession Agreements
Decrease in rent expense from concessions, abatement and payment deferrals | $		$ 300
Minimum
Lease and Concession Agreements
Operating lease terms		1 month
Maximum
Lease and Concession Agreements
Operating lease terms		35 years